United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31, 2007

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	January 3, 2008

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		54

Form 13F Information Table Value Total:		$126,531,161.19

                                     	Class	                   	Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol             	X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB               	23770	5019	0	0	SOLE	0	5019	0	0
Marathon Oil Corporation             	COM	MRO                	9526	156519	0	0	SOLE	0	156519	0	0
Pfizer Incorporated                  	COM	PFE                	4518	198747	0	0	SOLE	0	198747	0	0
Partnerre Ltd                        	COM	PRE                	4233	51287	0	0	SOLE	0	51287	0	0
General Motors Corp                  	COM	GM                 	3936	158141	0	0	SOLE	0	158141	0	0
Verizon Communications               	COM	VZ                 	3892	89091	0	0	SOLE	0	89091	0	0
U S G Corporation New                	COM	USG                	3835	107142	0	0	SOLE	0	107142	0	0
Intl Business Machines Corp.         	COM	IBM                	3778	34952	0	0	SOLE	0	34952	0	0
Southwest Airlines Co                	COM	LUV                	3771	309064	0	0	SOLE	0	309064	0	0
Microsoft Corp                       	COM	MSFT               	3689	103628	0	0	SOLE	0	103628	0	0
General Electric Company             	COM	GE                 	3631	97952	0	0	SOLE	0	97952	0	0
Electronic Data Sys Corp             	COM	EDS                	3282	158341	0	0	SOLE	0	158341	0	0
Unumprovident Corp                   	COM	UNM                	3123	131282	0	0	SOLE	0	131282	0	0
A T & T Inc. New                     	COM	T                  	3039	73118	0	0	SOLE	0	73118	0	0
Transocean, Inc.                     	COM	RIG                	2968	20731	0	0	SOLE	0	20731	0	0
Home Depot Inc                       	COM	HD                 	2931	108796	0	0	SOLE	0	108796	0	0
Merck & Co Inc                       	COM	MRK                	2873	49447	0	0	SOLE	0	49447	0	0
Citigroup                            	COM	C                  	2842	96519	0	0	SOLE	0	96519	0	0
Ford Motor Company                   	COM	F                  	2755	409392	0	0	SOLE	0	409392	0	0
Bp P.L.C.                            	COM	BP                 	2610	35676	0	0	SOLE	0	35676	0	0
Hewlett-Packard Company              	COM	HPQ                	2263	44826	0	0	SOLE	0	44826	0	0
Auto Data Processing                 	COM	ADP                	2216	49773	0	0	SOLE	0	49773	0	0
Chicos Fas Inc                       	COM	CHS                	2209	244600	0	0	SOLE	0	244600	0	0
Sprint Nextel Corporation            	COM	S                  	2069	157547	0	0	SOLE	0	157547	0	0
J P Morgan Chase & Co.               	COM	JPM                	2023	46339	0	0	SOLE	0	46339	0	0
Unisys Corp                          	COM	UIS                	1768	373737	0	0	SOLE	0	373737	0	0
Morgan Stanley                       	COM	MS                 	1719	32359	0	0	SOLE	0	32359	0	0
Dell, Inc.                           	COM	DELL               	1660	67740	0	0	SOLE	0	67740	0	0
Intel Corp                           	COM	INTC               	1553	58258	0	0	SOLE	0	58258	0	0
Washington Mutual Inc                	COM	WM                 	1475	108382	0	0	SOLE	0	108382	0	0
Lowes Companies Incorporated         	COM	LOW                	1344	59420	0	0	SOLE	0	59420	0	0
Handleman Company                    	COM	HDL                	1290	754100	0	0	SOLE	0	754100	0	0
Apache Corp                          	COM	APA                	1004	9338	0	0	SOLE	0	9338	0	0
Exxon Mobil Corporation              	COM	XOM                	955	10196	0	0	SOLE	0	10196	0	0
Quantum Cp Dlt & Storag              	COM	QTM                	947	352100	0	0	SOLE	0	352100	0	0
Johnson & Johnson                    	COM	JNJ                	939	14077	0	0	SOLE	0	14077	0	0
Potash Corp Sask Inc                 	COM	POT                	849	5900	0	0	SOLE	0	5900	0	0
Sears Holdings Corp                  	COM	SHLD               	806	7900	0	0	SOLE	0	7900	0	0
Anadarko Petroleum Corp              	COM	APC                	670	10200	0	0	SOLE	0	10200	0	0
Comerica Incorporated                	COM	CMA                	587	13495	0	0	SOLE	0	13495	0	0
Omnicom Group Inc                    	COM	OMC                	532	11188	0	0	SOLE	0	11188	0	0
Wyeth                                	COM	WYE                	530	11998	0	0	SOLE	0	11998	0	0
Altria Group, Inc.                   	COM	MO                 	467	6175	0	0	SOLE	0	6175	0	0
Johnson Controls Inc                 	COM	JCI                	349	9675	0	0	SOLE	0	9675	0	0
Stryker Corp                         	COM	SYK                	336	4495	0	0	SOLE	0	4495	0	0
Liz Claiborne, Inc.                  	COM	LIZ                	325	15950	0	0	SOLE	0	15950	0	0
D T E Energy Company                 	COM	DTE                	246	5607	0	0	SOLE	0	5607	0	0
Wells Fargo & Co New                 	COM	WFC                	205	6800	0	0	SOLE	0	6800	0	0
Wm Morrisn Supermkt Ordf             	COM	MRWSF              	75	11780	0	0	SOLE	0	11780	0	0
N E C Corp Adr                       	COM	NIPNY              	58	12490	0	0	SOLE	0	12490	0	0
Itv Plc Ord                          	COM	ITVPF              	38	22460	0	0	SOLE	0	22460	0	0
Hyperdynamics Corp                   	COM	HDY                	16	10000	0	0	SOLE	0	10000	0	0
Federal Mogul Corp   Xxx             	COM	313549107		5	12000	0	0	SOLE	0	12000	0	0
Delphi Corporation                   	COM	DPHIQ              	1	10000	0	0	SOLE	0	10000	0	0